Aneal Krishnamurthy Managing Director & Associate General Counsel T 704-988-7223 aneal.krishnamurthy@tiaa.org

December 17, 2021

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:

TIAA Separate Account VA-3 (“Registrant”)

Teachers Insurance and Annuity Association of America (“Depositor”)

TIAA Access

Form N-4 (File Nos. 333-134820 and 811-21907)

Dear Commissioners:

On behalf of the Registrant, submitted herewith for filing pursuant to the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940 (“1940 Act”) is Post-Effective Amendment No. 19 and Amendment No. 20 under the 1933 Act and 1940 Act, respectively, to the Registration Statement on Form N-4.

The main purpose of Post-Effective Amendment No. 19 is to make the initial 485(a) filing for a review of the changes made in response to amended Form N-4. Our plan is to make a definitive Rule 485(b) filing on or about May 1, 2022. Accordingly, we anticipate filing one or more delaying amendments to delay the effectiveness of the Post-Effective Amendment until it is superseded by the Rule 485(b) filing on or about May 1, 2022.

If you have any questions about this filing, please do not hesitate to contact me at 704-988-7223.

Very truly yours,

/s/ Aneal Krishnamurthy
Aneal Krishnamurthy